Digital Currencies (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Digital Currencies [Abstract]
Proceeds from sale of digital currencies	$ 122,363,273	$ 117,217,872
Digital currency sold	139,298,875	110,127,728
Gain (loss) on sale of digital currencies	(16,935,602)	7,090,144
(Loss) gain on sale of digital currencies	(1,824,650)	51,282
Reclassified gain (loss) on sale of digital currencies	$ (15,110,952)	$ 7,038,862